Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	322,979,556	322,652,016
Common stock, shares outstanding	322,979,556	322,652,016